Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	¥ 44,362	$ 6,799	¥ 17,080	¥ 8,224